Share-Based Compensation (Details) $ / shares in Units, ¥ in Thousands								1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2021	Oct. 13, 2020 shares	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Sep. 19, 2019 shares	May 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares
Share-Based Compensation (Details) [Line Items]
Share incentive, description								the Group acquired 100% equity interests of Guangdong Wanhe Green Technology Co., Ltd (“Guangdong Wanhe”) and Share Incentive in term of the Group’s share of RMB 29.0 million were awarded to certain management of Guangdong Wanhe. The management may be entitled to receive the Share Incentive as follows: (a) 40% of the Share Incentive and an additional share award of RMB 1.15 million if the revenue
Share Incentive [Member] | Guangdong Wanhe Green Technology Co., Ltd [Member]
Share-Based Compensation (Details) [Line Items]
Share Incentive description	Guangdong Wanhe exceeds RMB30,000,000 for the period from acquisition date through December 31, 2021 pursuant to the audited consolidated financial statements of Guangdong Wanhe; (b) 40% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB55,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2022; (c) 20% of the Share Incentive if the revenue of Guangdong Wanhe exceeds RMB65,000,000 in the fiscal year of 2023 pursuant to the audited consolidated financial statements of Guangdong Wanhe as of and for the fiscal year ended December 31, 2023. In addition, shares valued at 5% of the overfulfilled revenue should be awarded for each performance evaluation period. The Share Incentive should be automatically forfeited if the employment terminates during the performance evaluation period.
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted share		191,062	191,062	1,843,899	1,843,899	13,870,231	13,870,231
Award option vested description									For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).	For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.On September 1, 2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
SPAC Transaction, description									the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share.	the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share.
Issuance of shares									7,188,661
Closing stock price | $ / shares									$ 2.22	$ 6.32
Unrecognized compensation cost related to unvested share options | ¥										$ 209,209
Weighted average period									1 year 10 months 17 days	2 years 3 months 25 days
Earn-out compensation from SPAC transaction description									In connection with SPAC Transaction, 4.0 million Earnout Shares were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (a).	In connection with SPAC Transaction, 4.0 million Earnout Shares were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).
Unrecognized compensation cost related to unvested share options | $									$ 130,170
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of shares										7,188,661